Operating segments	9 Months Ended
Sep. 30, 2019
Operating segments.
Operating segments

4.Operating segments

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (CODM), who is the Croup’s CEO and its ultimate controlling shareholder, reviews selected items of segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered the aforementioned roles of CEO responsibilities as well as the following factors:

•

The CEO determines compensation of our other executive officers while board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the BOD;

•	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
•

The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries, joint ventures and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs, which include the same items as the “Cost of revenue (exclusive of depreciation and amortization)” as reported in the Group’s consolidated statement of comprehensive income, except for payroll costs. Payroll costs are excluded because, although required to maintain the Group’s operations, they are not linked to volume. The Group does not monitor balances of assets and liabilities by segments as CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. Before January 1, 2018, the Group reported two segments: Payment Services (PS) and Consumer Financial Services (CFS). Since 2018, the Group additionally discloses: Small and Medium Enterprises (SME) segment and Rocketbank segment. In 2018, the Group completed the deal related to the acquisition of Rocketbank and started to invest in the new business activities which resulted in Rocketbank segment becoming significant. As a result, starting from 2018, CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services, Small and Medium Enterprises and Rocketbank:

•	Payment Services (PS), operating segment that generates revenue through operations of our payment processing system offered to our customers through a diverse range of channels and interfaces;
•	Consumer Financial Services (CFS), operating segment that generates revenue through financial services rendered to individuals, currently presented by SOVEST installment card project;
•

Small and Medium Enterprises (SME), operating segment that generates revenue through operations of the Tochka business, which is focused on offering a broad range of services for small and medium enterprises through a multi-bank platform;

•	Rocketbank (RB), operating segment that generates revenue through offering digital banking service including debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, effect from disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as irregular non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

The segments’ statement of comprehensive income for the nine months ended September 30, 2019, as presented to the CODM are presented below:

	Nine months ended September 30, 2019
	PS	CFS	SME	RB	CO	Total
Revenue	25,429	1,025	928	957	307	28,646
Segment net revenue	15,478	870	797	(423)	201	16,923
Segment profit/(loss) before tax	11,338	(1,748)	188	(2,019)	(994)	6,765
Segment net profit/(loss)	9,453	(1,391)	167	(1,633)	(1,085)	5,511

The segments’ statement of comprehensive income for the three months ended September 30, 2019, as presented to the CODM are presented below:

	Three months ended September 30, 2019
	PS	CFS	SME	RB	CO	Total
Revenue	8,991	438	245	344	124	10,142
Segment net revenue	5,484	369	200	(128)	68	5,993
Segment profit/(loss) before tax	3,918	(534)	155	(774)	(424)	2,341
Segment net profit/(loss)	3,259	(424)	156	(632)	(466)	1,893

The segments' statement of comprehensive income for the nine months ended September 30, 2018, as presented to the CODM are presented below:

	Nine months ended September 30, 2018
	PS	CFS	SME	RB	CO	Total
Revenue	18,962	307	1,960	7	93	21,329
Segment net revenue	11,757	186	1,859	(23)	60	13,839
Segment profit/(loss) before tax	8,457	(2,576)	(618)	(590)	(794)	3,879
Segment net profit/(loss)	6,946	(2,080)	(496)	(475)	(772)	3,123

The segments’ statement of comprehensive income for the three months ended September 30, 2018, as presented to the CODM are presented below:

	Three months ended September 30, 2018
	PS	CFS	SME	RB	CO	Total
Revenue	6,838	160	895	7	43	7,943
Segment net revenue	4,257	125	842	(23)	29	5,230
Segment profit/(loss) before tax	3,040	(870)	(100)	(379)	(236)	1,455
Segment net profit/(loss)	2,487	(699)	(80)	(305)	(233)	1,170

Segment net revenue, as presented to the CODM, for the three and nine months ended September 30, 2019 and 2018 is calculated by subtracting cost of revenue (exclusive of depreciation and amortization) from revenue and adding back payroll and related taxes as presented in the table below:

	Three	Nine	Three	Nine
	months	months	months	months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Revenue under IFRS	7,943	21,329	10,142	28,646
Cost of revenue (exclusive of depreciation and amortization)	(3,881)	(10,396)	(4,989)	(14,196)
Payroll and related taxes	1,168	2,906	840	2,473
Total segments net revenue, as presented to CODM	5,230	13,839	5,993	16,923

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the three and nine months ended September 30, 2019 and 2018, is presented below:

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Consolidated profit before tax under IFRS	1,123	3,443	1,628	5,414
Amortization of fair value adjustments recorded on business combinations	78	225	105	302
Impairment of non-current assets	—	—	526	526
Share-based payments	359	519	135	391
Foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering	(105)	(308)	(53)	132
Total segments profit before tax, as presented to CODM	1,455	3,879	2,341	6,765

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the three and nine months ended September 30, 2019 and 2018, is presented below:

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Consolidated net profit under IFRS	853	2,731	1,188	4,199
Amortization of fair value adjustments recorded on business combinations	78	225	105	302
Impairment of non-current assets	—	—	526	526
Share-based payments	359	519	135	391
Foreign exchange (gain)/loss from revaluation of cash proceeds received from secondary public offering	(105)	(308)	(53)	132
Effect from taxation of the above items	(15)	(44)	(8)	(39)
Total segments net profit, as presented to CODM	1,170	3,123	1,893	5,511

Geographic information

Revenues from external customers are presented below:

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Russia	5,902	15,747	7,628	21,378
Other CIS	363	1,006	421	1,174
EU	631	1,619	787	2,503
Other	1,047	2,957	1,306	3,591
Total revenue per consolidated statement of comprehensive income	7,943	21,329	10,142	28,646

Revenue is recognized according to merchants’ geographic place. The majority of the Group’s non-current assets is located in Russia.

The Group does not have any single external customer amounting to 10% or greater of the Group’s revenue both for the three and the nine months ended September 30, 2019 and for the three and the nine months ended September 30, 2018.